Accounts Receivable, Net (Tables)	6 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Schedule of accounts receivable
	June 30, 2022	December 31, 2022
	RMB	RMB	US$

Accounts receivable	66,399	60,737	8,806
Allowance for doubtful accounts	6,892	6,892	999
Accounts receivable, net	59,507	53,845	7,807